Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Advertising Expense			$ 86,000	$ 4,000
Property, Plant and Equipment, Estimated Useful Lives			five to twenty-five years
Property, Plant, and Equipment, Salvage Value			0
Construction in Progress, Gross	3,971,315		2,117,001	0
Estimated Cost to be Incurred to Complete Contstruction			2,000,000,000,000
Depreciation	$ 0	$ 0	$ 258,162	$ 70,641
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			29,663,947	19,145,164
Warrant [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			19,530,441	12,307,558
Equity Option [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			10,133,506	6,837,606
Series AA Preferred Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			2,342,740